Net Loss Per Share	6 Months Ended	12 Months Ended
	Feb. 29, 2020	Aug. 31, 2019
Earnings Per Share [Abstract]
Net Loss Per Share

Note 4. Net Loss Per Share

During the three-month quarterly reporting period ending February 29, 2020, the Company recorded a net loss of $762,196, which equals a loss of $0.06 on a weighted average common shares outstanding basis of 12,321,639 common shares.  On a fully diluted basis of 15, 270,766 common shares, net loss per share was $0.05.  Net loss per share during the three-month quarterly reporting period ending February 28, 2019 was $0.03 for both basic and fully diluted shares.  The increase in the net loss per share for the three-month quarterly reporting period ending February 29, 2020 was primarily a result of increased operating expenses as the Company reorganized and due to increased interest expenses.

NOTE 4 - Net Loss Per Share

During fiscal years ending August 31, 2019 and August 31, 2018, the Company recorded a net loss. The Company does not have any potentially dilutive securities outstanding. Therefore, basic and diluted net loss per share is the same for those periods.